BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2025
Business Acquisition [Line Items]
Schedule of fair value of assets acquired and liabilities
Cash and restricted cash	$1,132
Short-term deposit	47
Accounts receivable and other current assets	240
Fixed assets, net	17
Intangible assets	11,833
Goodwill	7,833
Total assets acquired	21,102

Liabilities
Deferred tax liability, net	357
Accounts payable	46
Other accounts payable and accrues expenses	1,645
Other long-term liabilities	97
Total liabilities assumed	2,145

Total purchase consideration	$18,957

Schedule of estimate of intangible assets and estimated useful lives as of acquisition date
	Fair Value	Useful life
		(In years)

Technology (1)	$8,641	5
Customer Relationships (1)	3,192	4

Total Intangible assets acquired	$11,833

(1)	The fair value of the assets above were determined using the income approach.